Item 1. Schedule of Investments

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	$ Par/Shares	Value
(Amounts in 000s)

CORPORATE BONDS AND NOTES 48.0%

Banking and Finance 16.2%
AIG Sunamerica Global Financing XII, 144A, 5.30%, 5/30/07	550	556
Allstate Financial Global Funding, 144A, 5.25%, 2/1/07	500	505
Bank of America, 5.25%, 2/1/07	300	303
Bank of New York, 3.80%, 2/1/08	250	245
Bank One, 6.50%, 2/1/06	300	302
CIT Group
5.50%, 11/30/07	500	509
VR, 3.94%, 8/15/08	250	250
Citigroup, 4.125%, 2/22/10	400	391
Countrywide Home Loans, 4.125%, 9/15/09	350	340
First Data, 4.50%, 6/15/10	275	273
Goldman Sachs Group, VR, 3.653%, 7/2/07	225	225
HBOS Treasury Services, 144A, 3.125%, 1/12/07	400	393
HSBC, 7.625%, 6/15/06	700	715
Household Finance, 5.75%, 1/30/07	400	406
International Lease Finance, 3.75%, 8/1/07	500	492
Islandsbanki HF, 144A, VR, 4.237%, 10/15/08	600	596
IStar Financial, 4.875%, 1/15/09	300	297
Key Bank, 4.412%, 3/18/08	400	397
Landwirtschaftliche Rentenbank, 3.875%, 3/15/10	1,000	975
Marshall & Ilsley Bank
3.80%, 2/8/08	500	490
4.125%, 9/4/07	225	223
Merrill Lynch
7.00%, 3/15/06	275	278
VR, 3.69%, 3/2/09	400	401
Morgan Stanley Dean Witter, 6.10%, 4/15/06	300	303
Regions Bank, 2.90%, 12/15/06	470	460
Residential Capital, 144A, 6.375%, 6/30/10	225	228
SLM Corporation, VR, 3.66%, 4/1/09	750	739
St. Paul Travelers Companies, 5.75%, 3/15/07	350	355
Travelers Property Casualty, 3.75%, 3/15/08	265	259
U.S. Bank, 2.87%, 2/1/07	400	390
Vornado Realty, 4.50%, 8/15/09	250	245
Wells Fargo, 4.20%, 1/15/10	850	834
World Savings Bank, F.S.B., 4.125%, 12/15/09	650	636
		14,011
Consumer Products and Services 7.5%
Bunge Limited Finance, 4.375%, 12/15/08	450	444
Clorox, VR, 3.981%, 12/14/07	250	250
Comcast Cable, 8.375%, 5/1/07	350	370
Dayton Hudson, 7.50%, 7/15/06 ++	250	256
Genentech, 144A, 4.40%, 7/15/10	580	573
Harrahs Operating, 7.50%, 1/15/09	400	427
Home Depot, 3.75%, 9/15/09	235	228
IBM, 3.80%, 2/1/08	500	492
Johnson & Johnson, 6.625%, 9/1/09	850	911
Jones Apparel Group, 7.875%, 6/15/06	250	255
Kroger, 7.80%, 8/15/07	500	526
McCormick, 6.40%, 2/1/06	500	503
Medtronic, 144A, 4.375%, 9/15/10	440	435
Merck, 2.50%, 3/30/07	300	291
Safeway, 4.125%, 11/1/08	300	292
Viacom, 5.625%, 5/1/07	210	213
		6,466
Energy 1.9%
Amerada Hess, 7.375%, 10/1/09	400	434
Devon Energy, 2.75%, 8/1/06	400	394
Encana, 4.60%, 8/15/09	400	397
Pemex Project Funding Master Trust, 144A, VR
5.17%, 6/15/10	400	416
		1,641
Industrial 8.0%
Alcoa, 4.25%, 8/15/07	200	199
American Honda Finance, 144A, 2.875%, 4/3/06	400	397
Caterpillar Financial Services, 4.50%, 9/1/08	500	499
DaimlerChrysler, 4.75%, 1/15/08	300	299
Dr. Horton, 4.875%, 1/15/10	400	391
Ford Motor Credit
6.50%, 1/25/07	250	251
VR, 4.87%, 3/21/07	150	149
GE, VR, 3.70%, 10/24/05	85	85
GE Capital, 5.00%, 6/15/07	500	504
General Motors Acceptance Corp., 6.75%, 1/15/06	600	602
Hertz, VR, 4.933%, 8/5/08	250	243
Hutchison Whampoa Finance, 144A, 6.95%, 8/1/07	500	520
John Deere Capital, 3.90%, 1/15/08	400	394
MeadWestvaco, 2.75%, 12/1/05	300	299
Nissan Motor Acceptance Corporation, 144A, 4.625%, 3/8/10	450	445
Pulte Homes, 4.875%, 7/15/09	300	296
Tyco International, 5.80%, 8/1/06	400	404
United Technologies, 4.375%, 5/1/10	900	890
		6,867
Media and Communications 4.4%
BellSouth, VR, 3.915%, 11/15/07	300	300
Cox Enterprises, 144A, 4.375%, 5/1/08	500	492
France Telecom, STEP, 7.45%, 3/1/06	300	304
News America Holdings, 7.375%, 10/17/08	350	374
Telecom Italia Capital, 144A, 4.00%, 1/15/10	500	481
Telefonos De Mexico, 4.50%, 11/19/08	365	360
Telus, 7.50%, 6/1/07	400	418
Time Warner Entertainment, 7.25%, 9/1/08	350	372
Verizon Global Funding, 6.125%, 6/15/07	300	308
Verizon Wireless, 5.375%, 12/15/06	400	403
		3,812
Other 1.0%
Inter-American Development Bank, 6.375%, 10/22/07	375	390
United Mexican States, 8.00%, 12/28/06 (MXN)	5,063	466
		856
Transportation Services 0.4%
Union Pacific, 5.75%, 10/15/07	335	342
		342
Utilities 8.6%
Alabama Power, 3.50%, 11/15/07	750	734
Appalachian Power, VR, 4.34%, 6/29/07	240	240
CE Electric UK Funding, 144A, 6.995%, 12/30/07	330	339
Centerpoint Energy, 5.875%, 6/1/08	300	307
Dominion Resources, 4.125%, 2/15/08	300	296
Duke Capital, 4.302%, 5/18/06	400	399
Energy East, 5.75%, 11/15/06	470	476
Enterprise Products Operations, 4.00%, 10/15/07	250	245
FirstEnergy, 5.50%, 11/15/06	290	293
Niagara Mohawk, 7.75%, 10/1/08	425	460
NiSource Finance, VR, 4.392%, 11/23/09	400	401
Panhandle Eastern Pipeline, 2.75%, 3/15/07	400	388
Pepco Holdings, 5.50%, 8/15/07	500	506
Pinnacle West Capital, 6.40%, 4/1/06	500	505
Progress Energy, 5.85%, 10/30/08	400	410
PSEG Power, 6.875%, 4/15/06	330	334
Public Service Electric & Gas, 6.25%, 1/1/07	75	76
Sempra Energy, VR, 4.29%, 5/21/08	450	451
Western Power Distribution Holdings, 144A
6.875%, 12/15/07	120	123
Wisconsin Electric Power, 3.50%, 12/1/07	470	458
		7,441
Total Corporate Bonds and Notes (Cost $41,695)		41,436

ASSET-BACKED SECURITIES 10.4%

Aesop Funding II, Series 2003-5A, Class A1, 144A
2.78%, 12/20/07	500	492
BankBoston Home Equity Loan Trust, Series 1998-2, Class A6
6.64%, 12/25/28	296	301
Bank One Auto Securitization Trust, Series 2003-1, Class A3
1.82%, 9/20/07	621	617
BMW Vehicle Owner Trust, Series 2003-A, Class A3
1.94%, 2/25/07	70	70
Capital One Master Trust, Series 1998-1, Class A
6.31%, 6/15/11	250	261
Chase Funding Mortgage Loan, Series 2002-4, Class 2A1
VR, 4.20%, 10/25/32	149	150
Chase Manhattan Auto Owner Trust, Series 2003-A, Class A4
2.06%, 12/15/09	1,000	972
Citibank Credit Card Issuance Trust, Series 2000-A3, Class A3
6.875%, 11/15/09	400	419
Credit-Based Asset Services and Securities Trust
Series 2005-CB5, Class AF2, VR, 4.831%, 8/25/35	400	399
Harley-Davidson Motorcycle Trust
Series 2001-1B, Class CTFS, 5.29%, 1/15/09	47	47
Series 2003-3, Class A2, 2.76%, 5/15/11	300	294
Series 2003-4, Class A2, 2.69%, 4/15/11	500	488
Hertz Vehicle Finance, Series 2004-1, Class A2, 144A
2.38%, 5/25/08	900	873
Honda Auto Receivables Owner Trust, Series 2003-5, Class A4
2.96%, 4/20/09	500	487
MBNA Credit Card Master Note Trust, Series 2001, Class AA
5.75%, 10/15/08	725	731
MBNA Master Credit Card Trust II, Series 2000-D, Class C
144A, 8.40%, 9/15/09	400	422
PP&L Transition Bond, Series 1999-1, Class A8
7.15%, 6/25/09	325	346
Residential Asset Mortgage Products
Series 2003-RZ2, Class A1, CMO, VR, 3.60%, 4/25/33	192	186
Series 2004-RZ3, Class AI2, VR, 3.42%, 10/25/27	250	247
USAA Auto Owner Trust, Series 2004-1, Class A4
2.67%, 10/15/10	1,000	973
WFS Financial Owner Trust, Series 2004-2, Class C
3.20%, 11/21/11	213	209
Total Asset-Backed Securities (Cost $9,132)		8,984

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 6.4%
Banc of America Commercial Mortgage
Series 2003-1, Class A1, CMO, 3.878%, 9/11/36	366	355
Series 2004-6, Class A1, CMO, 3.801%, 12/10/42	168	165
Bank of America Mortgage Securities
Series 2003-L, Class 2A2, CMO, VR, 4.264%, 1/25/34	512	510
Series 2004-A, Class 2A2, CMO, VR, 4.124%, 2/25/34	294	292
Series 2004-H, Class 2A2, CMO, VR, 4.775%, 9/25/34	625	624
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR6, Class A1, CMO, 3.688%, 11/11/41	135	133
Series 2005-PWR9, Class A1, 4.498%, 9/15/42	550	547
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A1
CMO, 3.787%, 10/15/41	111	109
Credit Suisse First Boston, Series 2005-C1, Class A2, CMO
4.609%, 2/15/38	900	892
DLJ Commercial Mortgage, Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	375	404
Greenwich Capital Commercial Funding, Series 2004-GG1A, Class
A2 CMO, 3.835%, 6/10/36	610	599
JP Morgan Chase Commercial Mortgage Securities, Series 2005-
LDP4 Class A1, CMO, 4.613%, 10/15/42	150	150
Morgan Stanley Dean Witter, Series 2002-TOP7, Class A1 CMO,
5.38%, 1/15/39	391	398
Washington Mutual, Series 2004-AR1, Class A, CMO
VR, 4.229%, 3/25/34	409	394
Total Non-U.S. Government Mortgage-Backed Securities (Cost $5,699)		5,572
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 14.8%

U.S. Government Agency Obligations ± 13.4%
Federal Home Loan Mortgage
5.00%, 10/1 - 11/1/18	1,967	1,962
6.00%, 11/1/11 - 12/1/19	637	654
CMO
4.00%, 1/15/22	500	494
4.50%, 2/15/13	457	457
5.00%, 1/15/19 - 1/15/28	2,300	2,300
6.50%, 8/15/23	219	221
CMO, IO, 4.50%, 5/15/16 - 4/15/18	472	57
Federal National Mortgage Assn.
4.50%, 5/1/18 - 5/1/19	1,963	1,926
5.00%, 1/1/09 - 11/1/18	703	703
5.50%, 5/1/16 - 12/1/34	1,114	1,126
6.00%, 1/1/14	65	67
ARM
3.825%, 10/1/33	766	767
4.948%, 1/1/34	284	283
CMO
5.50%, 6/25/10	449	451
9.00%, 1/25/08	72	74
		11,542
U.S. Government Obligations 1.4%
Government National Mortgage Assn.
6.00%, 7/15/16	172	178
6.50%, 5/15/09	165	170
7.00%, 9/15/12 - 4/15/13	410	429
8.00%, 5/15/07	37	38
10.00%, 11/15/09 - 4/15/19	8	9
CMO, 3.878%, 12/16/19	387	378
		1,202
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $12,902)		12,744
U.S. GOVERNMENT & AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 8.7%

U.S. Government Agency Obligations ± 4.4%
Federal Farm Credit Bank, 1.875%, 1/16/07	2,000	1,939
Federal Home Loan Mortgage
2.75%, 3/15/08	450	433
4.875%, 3/15/07	570	574
Federal National Mortgage Assn., VR, 3.67%, 2/17/09	900	898
		3,844
U.S. Treasury Obligations 4.3%
U.S. Treasury Inflation-Indexed Notes
1.875%, 7/15/13	1,064	1,078
3.625%, 1/15/08	907	960
U.S. Treasury Notes
3.50%, 5/31/07	1,000	989
4.375%, 5/15/07	500	502
5.75%, 11/15/05	150	150
		3,679
Total U.S. Government & Agency Obligations (excluding Mortgage-Backed)
(Cost $7,560)		7,523
SHORT-TERM INVESTMENTS 12.1%

Money Market Funds 12.1%
T. Rowe Price Reserve Investment Fund, 3.79% #†	10,479	10,479
Total Short-Term Investments (Cost $10,479)		10,479
FUTURES CONTRACTS 0.0%
Variation margin receivable (payable) on open futures
contracts (2)		5
Total Futures Contracts	5

Total Investments in Securities
100.4% of Net Assets (Cost $87,467)	$86,743

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
±	The issuer operates under a congressional charter; its
securities are neither issued nor guaranteed by the U.S.
government.
++	All or a portion of this security is pledged to cover margin requirements on futures contracts at September 30, 2005.

†	Affiliated company – See Note 4.
144A	Security was purchased pursuant to Rule 144A under the
Securities Act of 1933 and may be resold in transactions
exempt from registration only to qualified institutional buyers -
- total value of such securities at period-end amounts to
$8,286 and represents 9.6% of net assets
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
MXN	Mexican peso
STEP	Stepped coupon bond for which the coupon rate of interest
will adjust on specified future date(s)
VR	Variable Rate; rate shown is effective rate at period-end

(2) Open Futures Contracts at September 30, 2005 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Short, 20 U.S. Treasury two year contracts,
$8 par of 7.50% Dayton Hudston
pledged as initial margin	12/05	$(4,118)	$17
Short, 4 U.S. Treasury five year contracts,
$42 par of 7.50% Dayton Hudston
pledged as initial margin	12/05	(427)	5
Net payments (receipts) of variation
margin to date			(17)
Variation margin receivable (payable)
on open futures contracts			$5

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Fixed Income Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Limited-Term Bond Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks a high level of income consistent with moderate fluctuations in principal value. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $87,467,000. Net unrealized loss aggregated $707,000 at period-end, of which $384,000 related to appreciated investments and $1,091,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $215,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2005 and December 31, 2004 was $10,479,000 and $10,985,000, respectively.

T. ROWE PRICE PRIME RESERVE PORTFOLIO
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	$ Par/Shares	Value
(Amounts in 000s)

ASSET-BACKED SECURITIES 1.5%
Americredit Auto Receivable Trust, Series 2005-CF
Class A1, 3.845%, 9/6/06	100	100
Capital One Auto Finance Trust, Series 2005-BSS
Class A1, 3.34%, 6/15/06	130	130
CIT Equipment Collateral Trust, Series 2005-EF1
Class A1, 3.852%, 9/20/06	76	76
Triad Auto Receivables Owner Trust
Series 2005-A, Class A1, 3.30%, 6/12/06	79	79
Series 2005-B, Class A1, 3.604%, 8/14/06	66	66
Total Asset-Backed Securities (Cost $451)		451
BANK NOTES 0.4%
Lasalle Bank, 4.10%, 7/31/06	100	100
Total Bank Notes (Cost $100)		100
BANKERS' ACCEPTANCES 1.4%
JPMorgan Chase, 3.75% 10/18/05	417	416
Total Bankers' Acceptances (Cost $416)		416
CERTIFICATES OF DEPOSIT - DOMESTIC * 7.3%
Branch Banking & Trust, 3.635%, 10/18/05	325	325
Compass Bank, VR, 3.75%, 6/14/06	100	100
DEPFA Bank, 3.81%, 12/1/05	250	250
Dexia Credit
3.77%, 11/1/05	500	500
4.02%, 7/21/06	100	100
Treasury Bank, VR, 3.873%, 2/23/06	300	300
Wells Fargo Bank
3.77%, 10/31/05	500	500
4.025%, 7/25/06	100	100
Total Certificates of Deposit - Domestic * (Cost $2,175)		2,175
CERTIFICATES OF DEPOSIT - YANKEE ++ 13.9%
Abbey National Treasury Services, 3.785%, 11/1/05	300	300
Banco Bilbao Vizcaya, 3.76%, 11/21/05	250	250
Bank of Montreal (Chicago), 3.76%, 11/1/05	250	250
BNP Paribas, 3.75%, 10/24/05	450	450
Canadian Imperial Bank of Commerce, 3.76%, 10/21/05	300	300
Credit Suisse First Boston, 4.00%, 7/18/06	300	300
Deutsche Bank, 4.22%, 8/15/06	600	601
Natexis Banques Populaires, 3.78%, 11/1/05	300	300
Rabobank Nederland, 3.39%, 12/15/05	250	250
Skandinaviska Enskilda Banken, 3.77%, 10/24/05	400	400
Societe Generale, 3.77%, 11/1/05	400	400
Swedbank, 4.07%, 7/28/06	100	100
Toronto-Dominion Bank
3.825%, 12/13/05	125	125
4.01%, 8/1/06	100	100
Total Certificates of Deposit - Yankee ++ (Cost $4,126)		4,126
COMMERCIAL PAPER 29.7%
ANZ ( Delaware)
3.75%, 10/3/05	333	333
3.76%, 10/31/05	300	299
Bear Stearns, 3.715%, 10/17/05	250	249
Capital One Multi-Asset Executive Trust, 3.72%, 10/13/05	1,075	1,074
DaimlerChrysler Revolving Auto, 3.65%, 10/14/05	725	724
Danske Corporation, 3.77%, 10/12/05	250	250
FCAR Owner Trust
3.50%, 10/4/05	300	300
3.75%, 10/26/05	500	498
GE Capital, 3.68%, 10/24/05	100	100
HBOs Treasury Services
3.50%, 10/5/05	135	135
3.75%, 10/5/05	125	125
3.77%, 10/5/05	300	300
HSBC USA, 3.68%, 10/31/05	250	249
Ixis Commercial Paper, 3.72%, 10/17/05	300	299
Morgan Stanley Dean Witter
3.77%, 10/7/05	204	204
3.77%, 10/28/05	300	299
Nordea North America
3.70%, 11/1/05	400	398
3.77%, 10/21/05	100	100
Paccar Financial, 3.61%, 10/14/05	180	180
San Paolo IMI U.S. Financial, 3.76%, 11/22/05	250	249
Svenska Handelsbanken
3.48%, 10/11/05	164	164
3.73%, 10/4/05	150	150
Toyota Credit Puerto Rico, 3.75%, 10/28/05	800	798
UBS
3.75%, 10/5/05	119	119
3.77%, 10/14/05	500	499
Westpac Capital, 3.75%, 10/17/05	700	699
Total Commercial Paper (Cost $8,794)		8,794
COMMERCIAL PAPER - 4(2) 30.3%
Alliance & Leicester, 3.77%, 11/30/05	250	248
Atlantic Asset Securitization, 3.75%, 10/17/05	1,000	998
Citibank Credit Card Issuance Trust, 3.55%, 10/19/05	350	349
Discover Card Master Trust I, 3.66%, 10/5/05	600	600
Ford Credit Floorplan Master Owner Trust
3.50%, 10/6/05	800	799
3.68%, 10/7/05	300	300
Grampian Funding, 3.58%, 10/28/05	250	249
Irish Life & Permanent, 3.45%, 10/6/05	575	575
Jefferson-Pilot, 3.77%, 10/20/05	270	270
Old Line Funding, 3.75%, 10/20/05	425	424
Park Avenue Receivables
3.61%, 10/13/05	325	325
3.73%, 10/6/05	250	250
Preferred Receivables Funding, 3.78%, 11/1/05	500	498
Sheffield Receivables, 3.76%, 10/21/05	500	499
Sigma Finance, 3.70%, 11/1/05	600	598
Stadshypotek (Delaware), 3.82%, 11/14/05	300	299
Tulip Funding, 3.64%, 10/4/05	275	275
Variable Funding Capital, 3.64%, 10/6/05	700	700
Yorktown Capital, 3.75%, 10/20/05	725	724
Total Commercial Paper - 4(2) (Cost $8,980)		8,980
MEDIUM-TERM NOTES 6.2%
Citigroup, VR, 4.015%, 3/20/06	500	500
GE Capital
VR
3.80%, 11/9/06	100	100
3.89%, 11/17/06	100	100
Goldman Sachs Group, VR, 144A, 3.763%, 5/1/06	400	400
International Lease Finance, 4.375%, 12/15/05	250	251
Nationwide Building Society, VR, 144A, 3.689%, 11/7/06	500	500
Total Medium-Term Notes (Cost $1,851)		1,851
MUNICIPAL SECURITIES 5.7%
Colorado Housing Fin. Auth., Single Family
VRDN (Currently 3.85%)	620	620
Michigan, GO, TECP, 3.78%, 10/24/05	150	150
Texas, Veterans Housing, VRDN (Currently 3.82%)	665	665
Texas Public Fin. Auth., Unemployment Obligation Trust
TECP, 3.75%, 11/10/05	250	250
Total Municipal Securities (Cost $1,685)		1,685
U.S. GOVERMENT AGENCY OBLIGATIONS ± 1.2%
Federal Home Loan Mortgage, 4.05%, 8/15/06	100	100
Federal Home Loan Bank, VR, 3.50%, 4/25/06	250	250
Total U.S. Government Agency Obligations (Cost $350)	350

Total Investments in Securities
97.6% of Net Assets (Cost $28,928)	$28,928

(1)	Denominated in U.S. dollars unless otherwise noted
*	Domestic certificates of deposit are issued by domestic
branches of U.S. banks
±	The issuer operates under a congressional charter; its
securities are neither issued nor guaranteed by the U.S.
government.
++	Yankee certificates of deposit are issued by U.S. branches of foreign banks
144A	Security was purchased pursuant to Rule 144A under the
Securities Act of 1933 and may be resold in transaction
exempt from registration only to qualified institutional buyers -
- total value of such securities at period-end amounts to $900 and represents 3.0% of net assets

4(2)	Commercial paper exempt from registration under Section
4(2) of the Securities Act of 1933 and may be resold in
transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $8,980 and represents
30.6% of net assets
GO	General Obligation
TECP	Tax-Exempt Commercial Paper
VR	Variable Rate; rate shown is effective rate at period-end
VRDN	Variable-Rate Demand Note; rate shown is effective rate at
period-end

The accompanying notes are an integral part of this Portfolio of Investments

T. ROWE PRICE PRIME RESERVE PORTFOLIO
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Fixed Income Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Prime Reserve Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $28,928,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Fixed Income Series, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 18, 2005